Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
4	Summary of significant accounting policies

The most significant accounting policies are summarized as follows:

4.1	Basis of preparation

The Company’s consolidated financial statements have been prepared on an accrual basis and under the historical cost convention except for the revaluation of properties. Monetary amounts are expressed in Mexican pesos and are rounded to the nearest thousands, except when otherwise indicated.
4.2	Basis of consolidation

The consolidated financial statements include the accounts of Grupo TMM and those of its subsidiaries. Grupo TMM controls a subsidiary when it is exposed, or has rights, to variable returns resulting from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. All subsidiaries have the reporting date of ‘December 31’, for all years reported.

The balances and transactions among subsidiaries have been eliminated for the purposes of consolidation, including balances and unrealized gains on transactions between Grupo TMM’s companies. Unrealized losses on the sale of assets among the Company are eliminated in the consolidation and the asset involved is also reviewed for impairment from a group perspective. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by Grupo TMM.

Profit or loss and other comprehensive income of subsidiaries acquired or disposed during the year are recognized from the effective date of acquisition, or up to the effective date of disposal, as applicable.

Non-controlling interest, presented as part of the stockholders’ equity, represents the portion of the subsidiary’s profit or loss and net assets that are not held by Grupo TMM. The Company attributes the total comprehensive income or loss of the subsidiaries between the owners of the parent and the non-controlling interest based on their respective ownership interests.
4.3	Climate-related issues

Risks arising from climate change issues may have future adverse effects on the Company’s business. These risks include transition risks (e.g., regulatory changes and reputational risks) and physical risks (even if the risk of physical damage is low due to the Company’s activities and geographic location).

The Company maintains a process of analyzing and identifying significant risks related to climate change that could adversely and materially affect its consolidated financial statements. As of December 31, 2025, and at the date of issuance of the consolidated financial statements, the Company has not identified related to climate change that could materially affect its operations or financial structure; nor are there any factors indicating the need for the recognition of provisions or conditions that could modify the carrying amount of assets and liabilities, both financial and non-financial. Notwithstanding the foregoing, the Company continues to evaluate and implement initiatives aimed at improving the energy efficiency of its operations and strengthening its capacity to adapt to transitional risks, including the analysis of self-supply energy schemes at certain facilities using renewable sources, as well as the operation of vessels with diesel-electric propulsion systems, which allow for optimizing fuel consumption and contribute to the reduction of emissions in its operations.

Assumptions could change in response to future environmental regulations, new commitments and changes in customer demand, particularly from Petroleos Mexicanos (PEMEX) which is one the most important companies in Mexico and one of the largest in Latin America dedicated to the exploration, production, industrial processing/refining, logistics and marketing of hydrocarbons and derivatives. If these changes are not anticipated, they could impact the Company’s future cash flows, results of operations and financial position.

4.4	Foreign currency translation

Functional and presentation currency

The consolidated financial statements are reported in Mexican pesos, which is also the functional currency of Grupo TMM.

Foreign currency balances and transactions

Foreign currency transactions are translated into the functional currency of the respective Company entity, using the exchange rates prevailing at the dates of the transactions (spot exchange rate). Foreign exchange gains and losses resulting from the settlement of such transactions and from the measurement of monetary items denominated in foreign currency at year-end exchange rates are recognized in profit or loss.

Non-monetary items are not retranslated at year-end and are measured at historical cost (translated using the exchange rates at the transaction date), except for non-monetary items measured at fair value which are translated using the exchange rates at the date when fair value was determined.

4.5	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and demand deposits, together with other highly liquid and short-term investments that are readily convertible into known amounts of cash and which are subject to insignificant risk of change in their value.

The Company presents within current assets the cash and cash equivalents that have some restriction, by virtue of the fact that it expires within 12 months following the reporting date.

4.6	Materials and supplies

Materials and supplies, consisting mainly of fuel and items for the maintenance of property and equipment and repair of containers of the logistics, ports and terminals business and are valued at average cost and acquisition value, respectively.
4.7	Prepaid expenses

Represent prepaid expenses for services that will be received in the future and are amortized in the period when those services are received.

4.8	Property and operating equipment

Properties

The properties (land and buildings) are measured at fair value, which are determined by external professional valuers every five years or before if the market factors indicate a significant change in the fair value. The last valuation of these assets was in December 2024.

The revaluation surplus (deficit) that is derived from the valuation of properties is recognized as part of ‘Other comprehensive income items’ and forms part of ‘other capital components’ in stockholders’ equity. A revaluation surplus is credited to income up to an amount equivalent to any revaluation write-down or impairment loss previously recognized income. Any excess is recognized in ‘Other comprehensive income items’ and in stockholders’ equity in the item of ‘Revaluation surplus’. Revaluation write-downs or impairment losses are recognized in ‘Other comprehensive income items’ up to the amount previously recognized on that asset in stockholders’ equity in the item of ‘Revaluation surplus’.

Any remaining decrease is recognized in income for the year. Any remaining balance of the revaluation surplus in stockholders’ equity at the time of disposing of the asset that gave rise thereto is reclassified to retained earnings. Moreover, any remaining balance of the revaluation surplus in stockholders’ equity may not be distributed to stockholders.

The depreciation of properties is recognized using the straight-line method to write down its carrying value less its estimated residual value. As no finite useful life for land can be determined, the related carrying amounts are not depreciated.

Operating equipment

Operating equipment is stated at construction or acquisition cost, including any cost directly attributable to bringing the assets to the location and condition necessary for them to be capable of operating in the manner intended by Grupo TMM’s Management. Depreciation of equipment is computed using the straight-line method based on the useful lives of the assets net of the estimated residual value. The estimated useful life of equipment is as follows:

Estimated useful life in years
Building and facilities	20 and 25
Vessels	25
Floating dock	30
Maritime and transportation equipment	4, 5 and 10
Major repairs of vessels	2.5
Other equipment	Various

Recurring maintenance and repair expenditures are charged to operating expenses as incurred. Major repairs to are capitalized and amortized over the period in which benefits are expected to be received. The material residual values and the estimated useful life are adjusted as necessary, at least once a year.

Gains or losses from the disposal of property and equipment are determined as differences between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss as part of ‘Other, costs, expenses and income, net’, accordingly.

Construction in progress

Disbursements attributable to construction of assets that are identifiable and may be controlled by the Company are recognized as assets when they meet the following conditions:

●	it is technically possible to complete the construction of the asset so that it can be available to be used;

●	management has the intent of completing the asset to use it;

●	it can be proven that the asset will generate economic benefits in the future;

●	adequate technical, financial or another type of resources are available to complete the asset; and

●	the disbursement attributable to the asset during its construction can be determined reliably.

4.9	Leased assets

The Company as lessee

The Company makes use of leasing arrangements principally of warehouse, courtyards and corporate building. The rental contracts for facilities are typically negotiated for terms of between 1 and 5 years and some of these have extension terms. The Company does not enter into sale and leaseback arrangements. All the leases are negotiated on an individual basis and contain a wide variety of different terms and conditions.

The Company assesses whether a contract is or contains a lease at inception of the contract. A lease conveys the right to direct the use and obtain substantially all of the economic benefits of an identified asset for a period of time in exchange for consideration.

Some lease contracts contain both lease and non-lease components. These non-lease components are usually associated with facilities management services. The Company has elected to separate their lease and non-lease components based on their relative stand-alone prices.

Measurement and recognition of leases as a lessee

At lease commencement date, the Company recognizes a right-of-use asset and a lease liability in its consolidated statement of financial position. The right-of-use asset is measured at cost, which is made up of the initial measurement of the lease liability.

The Company depreciates the right-of-use asset on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The Company also assesses the right-of-use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the Company’s incremental borrowing rate on the date of the revaluation when the implicit lease rate cannot be easily determined.

Lease payments included in the measurement of the lease liability are made up of fixed payments and variable payments based on an index or rate.

Subsequent to initial measurement, the liability will be reduced by lease payments that are allocated between repayments of principal and finance costs. The finance cost is the amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

The lease liability is reassessed when there is a change in the lease payments or changes in lease payments arise from a change in the lease term. The revised lease payments are discounted using the Company’s incremental borrowing rate at the date of reassessment when the rate implicit in the lease cannot be readily determined. The amount of the remeasurement of the lease liability is reflected as an adjustment to the carrying amount of the right-of-use asset.
Payments under leases can also change when change through an index or a rate used to determine those payments. The lease liability is remeasured only when the adjustment to lease payments takes effect and the revised contractual payments for the remainder of the lease term are discounted using an unchanged discount rate.

The remeasurement of the lease liability is dealt with by a reduction in the carrying amount of the right-of-use asset to reflect the full or partial termination of the lease for lease modifications that reduce the scope of the lease. Any gain or loss relating to the partial or full termination of the lease is recognized in profit or loss. The right-of-use asset is adjusted for all other lease modifications.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right-of-use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

4.10	Intangible assets

Recognition of intangible assets

Software

Software licenses acquired are capitalized on the basis of costs incurred to acquire and install the specific software.

Trademark

The trademark acquired in a business combination that qualifies for separate recognition is considered an intangible asset and is recorded at its fair value.

Subsequent measuring

All finite-lived intangible assets are accounted for using the cost model by which the acquisition cost is amortized using the straight-line method throughout their estimated useful lives, which corresponds to the term of the licenses. The trademark is considered an intangible asset with an indefinite life; therefore, it is subject to impairment tests annually as described in Note 11.

The amortization is included in the consolidated statements of profit or loss as part of ‘Depreciation, amortization and loss from revaluation’.

4.11	Impairment testing of long-lived assets

For impairment assessment purposes, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units). As a result, Company’s assets are tested for impairment at cash-generating unit level, which corresponds to operating segments reported by the Company.

Trademark is allocated to the cash-generating unit to operating segment ‘Maritime Division’, that is expected to benefit from its usage and represent the lowest level within the Company at which Management monitors the trademark.

Cash-generating unit to which trademark has been allocated is tested for impairment at least annually. All other cash-generating units are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the cash-generating unit’s carrying amount exceeds its recoverable amount, which is the higher of fair value less costs of disposal and value-in-use. To determine the value-in-use, management estimates expected future cash flows from each cash-generating unit and determines a suitable discount rate in order to calculate the present value of those cash flows.

The data used for impairment testing procedures are directly linked to Grupo TMM’s latest approved budget, adjusted as necessary to exclude the effects of future reorganizations and asset enhancements. Discount rates are determined individually for each cash-generating unit and reflect current market assessments of the time value of money and asset-specific risk factors.

Impairment losses for cash-generating units reduce first the carrying amount of any goodwill allocated to that cash-generating unit. Any remaining impairment loss is charged pro rata to the other assets in the cash-generating unit.

All assets are subsequently reassessed for indications that an impairment loss previously recognized may no longer exist. An impairment loss is reversed if the cash-generating unit’s recoverable amount exceeds its carrying amount.

4.12	Financial instruments

Recognition and derecognition

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the financial instrument.

Financial assets are derecognized when the contractual rights to the cash flow from a financial asset expire, or when the financial asset and all the substantial risks and benefits have been transferred. A financial liability is derecognized as extinguished, discharged, canceled, or expired.

Classification and initial measurement of financial assets

Except for those trade receivables that do not contain a significant financing component and are measured at the transaction price in accordance with IFRS 15, all financial assets are initially measured at fair value, adjusted by transaction costs (where applicable).

Financial assets are classified into the following categories:

●	amortized cost.

●	fair value through profit or loss (FVTPL).

●	fair value through other comprehensive income (FVOCI).

In the periods presented the Company does not have any financial assets categorized as FVOCI.

The classification is determined by both:

●	the Company’s business model for managing the financial asset; and

●	the contractual cash flow characteristics of the financial asset.

All income and expenses relating to financial assets that are recognized in profit or loss are presented within financing costs; except for impairment of trade receivables which is presented in the line item ‘Other costs, expenses and income, net’.

Subsequent measurement of financial assets

Financial assets at amortized cost

Financial assets are measured at amortized cost if the assets meet the following conditions:

●	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows, and;

●	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. The financial assets of the Company are not discounted since it is not material. The Company’s cash and cash equivalents, trade receivables and part of the other accounts receivable and accounts receivable from related parties fall into this category of financial instruments.
Impairment of financial assets

IFRS 9’s impairment requirements use more forward-looking information to recognize expected credit losses – the ‘expected credit loss (ECL) model’. Instruments within the scope of the new requirements included mainly trade receivables, contract assets recognized and measured under IFRS 15, other accounts receivable and accounts receivable from related parties.

Recognition of credit losses considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

Grupo TMM makes use of a simplified approach in accounting for trade and other accounts receivables as well as contract assets and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Company uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses.

The Company assess impairment of trade receivables based on the characteristics of the business segment, when appropriate this assessment is made on a collective basis as they possess shared credit risk characteristics, they have been grouped based on the days past due. Refer to Note 24, for a detailed analysis of how the impairment requirements of IFRS 9 are applied.

Financial assets at fair value through profit or loss (FVTPL)

This category includes an equity investment held by Grupo TMM. Assets in this category are measured at fair value with gains or losses recognized in profit or loss. The fair value of the equity investment is determined by using a valuation technique since there is no active market for this financial asset, according to valuation technique, the fair value was determined under Level 2 fair value hierarchy and market approach, considering inputs other than quoted prices included within Level 1 that are directly observable for the asset.

In connection with the equity investment, as is mentioned in Note 1, despite the 99% participation of the Company, the later does not retain rights relating to designation of board members or key Management, also does not have involvement in policy-making processes, relevant transactions, sharing managerial personnel or other essential resources. Therefore, the Company concluded that there is no significant influence according to IAS 28 “Investments in Associates and Joint Ventures” and the investment is classified as equity investment in accordance with IFRS 9.

Classification and measurement of financial liabilities

The Company’s financial liabilities include borrowings, trade, related parties and other payables. Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs. Subsequently, financial liabilities are measured at amortized cost using the effective interest method.

All interest-related charges are recognized in profit or loss within financing costs.

4.13	Provisions, contingent liabilities and contingent assets

Provisions are recognized when the present obligations resulting from a past event will probably lead to an outflow of the Company economic resources and the amounts can be reliably estimated. Timing or amount of the outflow may still be uncertain. A present obligation arises from a presence of a legal or constructive commitment that has resulted from past events. Provisions are not recognized for future operating losses.

Provisions are the estimated amounts required to be expended to settle the present obligation based on the most reliable evidence available at the date of the consolidated financial statements, including the risks and uncertainties associated with the present obligation. Provisions are discounted at their present value, where the time value of money is material. Provisions are included as part of the line item ‘Accounts payable and accrued expenses’; since they are not significant, it was not considered necessary to include other disclosures required by applicable standards.
All provisions are reviewed on the issuance of the financial statements and adjusted to reflect the current best estimate. When an outflow of economic resources for present obligations is not probable, this is not recognized as a liability, unless it was assumed in the course of a business combination. Such cases are disclosed as contingent liabilities unless the outflow of resources is remote.

Possible inflows of the Company’s economic benefits, which do not yet meet the criteria for recognition of an asset, are considered as contingent assets.
4.14	Income taxes

Calculation of current income tax is based on tax rates and tax laws that have been enacted or substantially enacted to the reporting date of the consolidated financial statements.

Deferred income tax is determined using the liability method, based on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the financial statements. Determination of deferred income tax has considered tax rates that will be effective at the time of reversion of the temporary differences.

The income tax expense in the consolidated statement of profit or loss includes the sum of the deferred tax, which has not been recognized in other comprehensive income or directly in stockholders’ equity, and the current income tax for the year.

Deferred tax assets are recognized to the extent that it is probable that future taxable profit against which temporary differences can be utilized will be available (see Note 19).

This is assessed based on the Company’s forecast of future operating results, adjusted for significant items that are reconciled for the taxable income and the limits on the use of tax losses and other tax asset carryforwards.

Deferred income tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

The Company evaluates whether any tax position meets the definition of uncertain tax treatment, based on the facts and circumstances at the reporting date. An uncertain tax treatment is a tax treatment that is likely to be challenged by the tax authority in hypothetical tax review. The Company assesses the probability of the outcome using the most likely method and determines if a provision or disclosure is required based on the probability (see Note 26).

4.15	Statutory employee profit sharing (PTU for its acronym in Spanish)

The determination of PTU requires that a 10% rate be applied to the base calculated for that profit sharing, in accordance with the Income Tax Law. This amount determined must be allocated to each employee based on the provisions of The Federal Labor (LFT for its acronym in Spanish). However, the amount allocated to each employee may not exceed the greater between the equivalent of 3 months of the employee’s current salary or the average of PTU received by the employee in the previous three years.

4.16	Post-employment benefits and benefits for short-term employees

Post-employment benefits

Defined benefit plans

The seniority pension to which employees are entitled after 15 years of service and after having retired at the age of 60, are expensed in the years in which the services are rendered (see Note 21).

In addition, the Company has pension plans for certain employees who retire after the age of 65 (or early retirement at 60 or 55), in addition to having completed a minimum 15 years of service, which are expensed in the years in which the services are rendered (see Note 21).

Under the defined benefits plan, the pension amount an employee will receive upon retirement is determined in reference to the time of service and salary determined for each case based on the plan. The legal obligation of the benefits lies with Grupo TMM, even if the plan’s assets to finance the defined benefits plan are separate. The plan’s assets may include assets specifically designated in a long-term benefit fund.
The liability recognized in the consolidated statement of financial position for the defined benefits plans is the present value of the defined benefits obligation (DBO) as of the reporting date less the fair value of the plan assets.

Management estimates the DBO annually with the assistance of independent actuaries, based on the standard inflation rate, the salary growth rates, and the mortality rate. The discount factors are determined near the close of each year in reference to the high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and which have maturities similar to the terms of the corresponding pension liability.

The net cost for the defined benefits liability period is included in the item ‘Salaries, wages and employee benefits’ in the consolidated statements of profit or loss.

Indemnifications

Indemnifications that are not substitutive of retirement, paid to personnel who leave the company due to restructuring or any other reason, are charged to the operations for the period when incurred or provisions are created when there is a present obligation of these events, with a probability of an outflow of resources and this obligation can be reasonably estimated. For the purposes of IAS 19 ‘Employee Benefits’, this concept is not considered a benefit within the scope of that standard; nevertheless, since it is considered an obligation assumed by the Company, the corresponding liability is recognized based on actuarial calculations and, due to its nature, it is presented as part of the ‘Employee benefits’ line item in the consolidated statements of financial position.

Termination of the employment relationship

Indemnifications for termination correspond to the obligation due to the end of the employment relationship. These benefits are recognized when the employment contract finishes, and the Company provides payment for this concept.

Short-term employee benefits

Short-term employee benefits, including vacation entitlement, are short-term liabilities included in ‘Accounts payable and accrued expenses’, measured at the amount Grupo TMM expects to pay as a result of time not taken; as these liabilities are short-term, they were not discounted as their effect is considered immaterial.

4.17	Stockholders’ equity

Common shares are classified as equity. Grupo TMM does not have other equity instruments in addition to its common shares.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of taxes, from the proceeds. Incremental costs directly attributable to the issue of new shares or options are included in the cost of acquisition as part of the purchase consideration.

The accumulated results include the profit (loss) for the year and previous periods.

Other components of stockholder’s equity include:

●	revaluation surplus, including gains and losses from the revaluation of properties;

●	legal reserve corresponds to the separation of earnings withheld for this reserve;

●	additional paid-in capital is equivalent to the amount received in excess of the par value of the shares;

●	translation result represents the cumulative effect of the change in functional currency in previous years, and;

●
actuarial gains and losses include experience adjustments (the effects of differences between the previous actuarial assumptions and what has actually occurred); and the effects of changes in actuarial assumptions.

4.18	Recognition of revenue, costs and expenses, and financing costs

Revenues

Company’s revenue arises mainly from services of maritime transportation, logistics and warehousing. To determine whether to recognize revenue, the Company follows a 5-step process:

1.	Identifying the contract with a customer.

2.	Identifying the performance obligations.

3.	Determining the transaction price.

4.	Allocating the transaction price to the performance obligations.

5.	Recognizing revenue when/as performance obligation(s) are satisfied.

The Company does not carry out transactions that involve different contracts and on which their characteristics must be combined in accordance with IFRS. Moreover, transactions are not usually carried out that involve different services as part of the same contract; therefore, the total price of the transaction for a contract in all cases is allocated to a single performance obligation. The transaction price for contracts does not consider variable payments nor does it include financing components, nor are payments in kind, nor amounts collected on behalf of third parties and nor contemplate a financing component.

All revenues are recognized over time, as the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the entity performs.

When the Company satisfies a performance obligation before receiving the payment, the Company recognizes either a contract asset or a receivable in its consolidated statement of financial position, depending upon if something else is required than only passage of time before the consideration becomes due. The Company generally does not receive payments in advance in connection with unsatisfied performance obligations; except for vessels repair services, therefore, of the latter, it is necessary to recognize contract liabilities, which balance at the reporting date is insignificant.

In obtaining these contracts, the Company incurs immaterial incremental costs. Since the amortization period of these costs would be less than one year, if capitalized, and also that those costs are immaterial, the Company makes use of the practical expedient in IFRS and expenses them as they incur.
Offshore and dredging vessels

These revenues derive from the transport of materials, personnel, equipment and spare parts, positioning and handling of anchors of marine platforms and barges, support for inspection and underwater exploration with specialized vessels, protection services provided with ships against fire, and administration and operation of ships to third parties, as well as offshore and in-port fluid processing services, through Grupo TMM or third-party vessels, usually in periods of 1 year for ‘time charter’ contracts and 1 to 30 days, under the ‘SPOT’ mode, the rate is fixed and is established at the beginning of the contract based on market prices.

The performance obligation is satisfied when the offshore services are provided and received by the customers, the revenues are recognized over time on a straight-line basis over the term of each contract. Since the costs required to provide service under these contracts do not vary significantly, such method best depicts the transfer of services.

Parcel vessels and bulk carriers

These revenues are derived from the transportation of merchandise through the Company’s own shipments or third parties, usually in periods ranging between 7 to 30 days. The rate is fixed and it is set at the beginning of the contract, based on the space or capacity required by the customer. The performance obligation is met as the merchandise is transported from the point of origin to the destination. Revenues are recognized over time on a straight-line basis during the term of each contract. Given that the costs required for rendering the service under these contracts do not vary significantly, that method provides a reasonable representation of the services transferred. The contract for the transportation service of petrochemicals between the ports of Houston TX –Coatzacoalcos, Veracruz concluded in December 2025 according to its contractual terms, without subsequent renewal, in line with the Company’s strategy to focus on higher profitability and operational efficiency; the bulk carrier service ceased operations effective in 2023, resuming operations in October 2025, under the spot service modality, mainly for steel transportation, through the hiring of third-party vessels according to market conditions.
Ship repair services (shipyard) and containers

Correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard), as well as containers of shipping companies and others such as wharfage. The consideration for the services is fixed, and it is determined in the contract based on the work ordered, including materials and replacement parts, which must be realized in an estimated period for the work, which ranges from 2 days up to 60 days for ships, and from 1 day up to 6 days for containers. Wharfage depends on the considerations of the ship from 1 to 30 days for most services and occasionally up to 90 days, due to the high degree of interdependence among the various elements of these services. They are recorded in the accounting as a single performance obligation. These revenues are recognized over time in conformity with the completion of the services agreed upon.

The Company measures its completion toward total compliance of the performance obligation by comparing real hours invested up to the date with the total estimated hours required to perform the repair or maintenance, including related costs. This base reasonably represents services transferred to each customer, by virtue of the ability of the Company to make reliable estimates based on its historical experience in rendering these services.

Other services

The Company obtains immaterial revenues from other services such as, intermediation in the purchase and sale of hydrocarbons, agency, port formalities, among other things. These services are considered single performance obligations in terms of the respective contracts, and the consideration is entirely allocated to those performance obligations. Revenues are recognized over time, since customers receive and consume the benefits as the Company renders the services, that is, as the performance obligations are met. The Company does not generate asset balances or contract liabilities for most of these services. The Company acts as an agent for the specific case of agency and intermediation in the purchase and sale of hydrocarbons and, therefore, it recognizes the revenues corresponding to the profit margin generated in the transaction.
Costs and expenses

The costs and expenses for maritime, and those related to other logistics operations, are recognized in operations when the services are rendered, materials are consumed or as incurred.

Financing income and costs

Interest income and expense are reported as accrued using the effective interest method and are reported within the financing cost.

4.19	Information by segments

The Company has four operating segments: maritime division, maritime infrastructure division, logistics, ports and terminals division and warehousing division. These operating segments are monitored by the Company’s Chief Operating Decision Maker (CODM), which is the Chief Executive Officer, who is responsible for making strategic decisions, which are made based on adjusted operating segment results. In identifying its operating segments. CODM follows Grupo TMM’s service lines, which represent the main services provided by the Company.

Each of these operating segments is managed separately as each of these service lines requires different technologies and other resources as well as marketing approaches. All inter-segment transfers are carried out at market prices.

The accounting policies Grupo TMM uses for segment reporting are the same as those used in its consolidated financial statements, with the exception that corporate assets which are not directly attributable to the business activities of any operating segment are not allocated. In the financial periods presented, this primarily applies to Grupo TMM’s corporate headquarters.

4.20	Significant management judgment in applying accounting policies and estimation uncertainty

When preparing the consolidated financial statements, Management considers a number of judgments, estimates and assumptions about recognition and measurement of assets, liabilities, income and expenses.

Significant management judgment

The reporting judgments made by Management as to the application of the accounting policies of the Company that would have a material effect on the consolidated financial statements are described as follows:

Evaluation of control, significant influence, and joint control

Management evaluates the terms of voting power with respect to its investees, the power to govern, decisions, contractual and legal agreements, upon determining if there is control, significant influence, and joint control. Significant judgment is required by evaluating some of these characteristics that can be modified over time (see Note 4.2).

Estimation uncertainty

Information about estimates and assumptions that have the most significant effect on the recognition and measurement of assets, liabilities, income and expenses is provided below; actual results may be substantially different.

Fair value measurement

Management uses valuation techniques to measure the fair value of its properties. This results in Management developing estimates and assumptions based on market information and using observable and unobservable data that would be used by market participants to assign a price to the asset. These fair value estimates for these non-financial assets can vary from the actual prices that would be achieved in an arm’s length transactions at the reporting date (see Note 23).
Impairment of long-lived assets

On assessing impairment, Management determines the recoverable value of each cash generating unit based on the expected future cash flows and determines an adequate interest rate to be able to calculate the present value of these cash flows.

The uncertainty in the estimate is related to the assumptions regarding results of future operations and the determination of appropriate discount rate. During 2025 and 2024, the Company performed impairment tests without determining impairment losses (see Note 11).

Defined benefits obligation

Management’s estimate of the DBO is based on a number of critical assumptions, such as inflation rates, mortality rates, discount rate, and a consideration for future salary increases. The variances in these assumptions can impact the amount of the DBO and the corresponding annual expense for defined benefits (the analysis is provided in Note 21).